Concentrations of Credit Risk and Major Customers (Details) - Schedule of Geographic Area - Geographic Concentration Risk [Member] - Cash and Cash Equivalents [Member] - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Country:
Total cash and cash equivalents, and restricted cash	$ 1,211,573	$ 1,545,848
Total cash and cash equivalents, and restricted cash, percentage	100.00%	100.00%
Singapore [Member]
Country:
Total cash and cash equivalents, and restricted cash	$ 234,823	$ 234,897
Total cash and cash equivalents, and restricted cash, percentage	19.00%	15.00%
China (Hongkong) [Member]
Country:
Total cash and cash equivalents, and restricted cash	$ 976,695	$ 1,310,551
Total cash and cash equivalents, and restricted cash, percentage	81.00%	85.00%
China (Mainland) [Member]
Country:
Total cash and cash equivalents, and restricted cash	$ 55	$ 400